Debt issued - Schedule of debt (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Apr. 05, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 12, 2018 USD ($)	Jun. 01, 2017 USD ($)	Jun. 01, 2017 GBP (£)	Apr. 26, 2016 USD ($)	Apr. 26, 2016 GBP (£)	Aug. 19, 2014 USD ($)	Aug. 19, 2014 GBP (£)
Debt issued
Principal amount	$ 1,022,557,000			$ 667,814,000
Debt Payable	$ 1,022,557,000			667,814,000
Exchange rate	1.3477	1.3477
2022 Notes | Burford Capital Plc
Debt issued
Principal amount										$ 143,176,000	£ 90,000,000
Interest rate										6.50%	6.50%
Currently outstanding	$ 83,595,000	£ 62,028,000
Debt Payable	83,396,000			117,082,000
2024 Notes | Burford Capital Plc
Debt issued
Principal amount								$ 144,020,000	£ 100,000,000
Interest rate								6.125%	6.125%
Currently outstanding	134,770,000	100,000,000
Debt Payable	134,092,000			135,561,000
2026 Notes | Burford Capital Finance Llc
Debt issued
Principal amount | £							£ 175,000,000
Interest rate						5.00%	5.00%
2026 Notes | Burford Capital Plc
Debt issued
Principal amount						$ 225,803,000	£ 175,000,000
Interest rate						5.00%	5.00%
Currently outstanding	235,848,000	175,000,000
Debt Payable	234,153,000			236,794,000
2025 Notes | Burford Capital Finance Llc
Debt issued
Principal amount					$ 180,000,000
Interest rate					6.125%
Currently outstanding	180,000,000	180,000,000
Debt Payable	178,728,000			$ 178,377,000
2028 Notes | Burford Capital Global Finance Plc
Debt issued
Principal amount			$ 400,000,000
Interest rate			6.25%
Debt Issued At 6.25 Fixed Rate Callable Notes | Burford Capital Global Finance Plc
Debt issued
Principal amount			$ 400,000,000
Interest rate			6.25%
Currently outstanding	400,000,000	£ 400,000,000
Debt Payable	$ 392,188,000